Expense Example, No Redemption - First Eagle Overseas Variable Fund - First Eagle Overseas Variable Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 123
Expense Example, No Redemption, 3 Years	444
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	$ 1,756